UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	10/31/2004

Date of reporting period:	4/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Jennison Global Growth Fund

APRIL 30, 2004	SEMIANNUAL REPORT

FUND TYPE

Global stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

June 18, 2004

As the U.S. stock market slowed in 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and the potential for rising interest rates in the United States, we can understand why some investors may want to remain cautious. For those with long-term goals, a broadly diversified asset allocation can increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden equity funds are managed by Jennison Associates and Quantitative Management (QM). Prudential Fixed Income manages the JennisonDryden fixed income and money market funds. Jennison Associates, QM, and Prudential Fixed Income are part of Prudential Investment Management.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Prudential World Fund, Inc./Jennison Global Growth Fund

Prudential World Fund, Inc./Jennison Global Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Global Growth Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	5.16%	24.55%	–7.44%	70.80%	135.13%
Class B	4.94	23.95	–10.22	60.02	482.60
Class C	4.78	23.59	–10.69	N/A	55.14
Class Z	5.30	24.87	–6.32	N/A	48.56
MSCI World Index[3]	8.43	29.45	–10.15	93.23	***
Lipper Global Funds Avg.[4]	7.90	30.71	6.86	110.92	****

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		34.02%	–0.98%	5.54%	6.07%
Class B		36.03	–0.63	5.45	9.48
Class C		39.79	–0.57	N/A	5.07
Class Z		42.25	0.39	N/A	5.51
MSCI World Index[3]		43.87	–0.95	7.35	***
Lipper Global Funds Avg.[4]		45.84	2.42	7.94	****

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Through March 14, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Through February 1, 2004, Class C shares were subject to a

2	Visit our website at www.jennisondryden.com

front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2Inception dates: Class A, 1/22/90; Class B, 5/15/84; Class C, 8/1/94; and Class Z, 3/1/96.

3The Morgan Stanley Capital International (MSCI) World Index is an unmanaged, weighted index of performance of approximately 1,500 securities listed on the stock exchanges of Australia, Canada, Europe, the Far East, and the United States.

4The Lipper Global Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Funds category. Funds in the Lipper Global Funds category invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. Investors cannot invest directly in an index. The returns for the MSCI World Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

***MSCI World Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are 139.59% for Class A, 732.90% for Class B, 89.79% for Class C, and 54.28% for Class Z. MSCI World Index Closest Month-End to Inception average annual total returns as of 3/31/04 are 6.52% for Class A, 11.40% for Class B, 7.08% for Class C, and 5.78% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are 220.12% for Class A, 899.21% for Class B, 109.35% for Class C, and 69.54% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/04 are 8.38% for Class A, 12.01% for Class B, 8.00% for Class C, and 6.88% for Class Z.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/04
InterActiveCorp., Internet & Catalog Retail	2.8%
Sumitomo Realty & Development Co. Ltd., Real Estate	2.1
SAP AG, Software	1.9
Vodafone Group PLC, Wireless Telecommunication Services	1.8
Samsung Electronics Co. Ltd., Semiconductors & Semiconductor	1.8

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/04
Pharmaceuticals	8.2%
Commercial Banks	6.3
Semiconductor Equipment & Products	5.6
Capital Markets	5.3
Media	5.0

Industry weightings are subject to change.

Prudential World Fund, Inc./Jennison Global Growth Fund	3

This Page Intentionally Left Blank

Financial Statements

April 30, 2004	SEMIANNUAL REPORT

Jennison Global Growth Fund

Portfolio of Investments

as of April 30, 2004 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.8%
COMMON STOCKS 97.5%

Australia 1.0%
71,000	BHP Billiton Ltd.	$588,138
34,000	News Corp. Ltd. (The)	313,565
96,300	News Corp. Ltd. (The) (ADR)(b)	3,250,125
23,500	Rio Tinto Ltd.	552,089

		4,703,917

Belgium 0.3%
16,400	Solvay S.A.	1,374,200

Bermuda 1.4%
159,600	Marvell Technology Group Ltd.(a)(b)	6,181,308

China 1.2%
11,146,000	China Oilfield Services, Ltd., Ser. H	3,215,275
183,900	Semiconductor Manufacturing International Corp. (ADR)(a)(b)	2,149,791

		5,365,066

France 2.0%
49,907	France Telecom S.A.(a)	1,204,298
41,793	Total S.A.	7,730,334

		8,934,632

Germany 3.7%
23,908	Deutsche Bank AG	1,970,356
86,389	Deutsche Boerse AG(a)	4,751,280
6,820	SAP AG	1,034,198
199,600	SAP AG (ADR)	7,441,088
19,654	Siemens AG	1,419,505

		16,616,427

Hong Kong 0.2%
450,000	Cosco Pacific, Ltd.	568,284
21,337	HSBC Holdings PLC	311,857

		880,141

India 1.2%
385,600	Bharat Heavy Electricals Ltd.	5,084,249
16,500	Reliance Industries Ltd. (GDR)	420,750

		5,504,999

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Ireland 1.3%
364,275	Anglo-Irish Bank Corp. PLC	$5,960,611

Israel 0.8%
60,300	Teva Pharmaceutical Industries Ltd. (ADR)(b)	3,712,068

Italy 2.1%
231,467	Eni SpA(a)	4,705,911
259,676	Riunione Adriatica di Sicurta SpA(a)	4,756,461

		9,462,372

Japan 15.4%
103,400	ABC - Mart, Inc.	2,511,096
340,900	Aoyama Trading Co. Ltd.	7,877,260
499,000	Asahi Glass Co. Ltd.	5,281,428
23,000	Canon, Inc.	1,206,742
7,100	FANUC Ltd.	434,924
18,200	Honda Motor Corp. Ltd.	730,606
33,200	Hoya Corp.	3,592,116
1,400	Keyence Corp.	336,188
39,000	Mitsubishi Corp.	371,782
88	Mitsubishi Tokyo Financial Group, Inc.	783,073
58,000	Mitsui & Co. Ltd.	478,275
1,311,000	Mitsui Mining & Smelting Co. Ltd.	5,524,127
26,700	Nidec Corp.	2,881,582
59,000	Nissan Motor Co., Ltd.	657,070
12,930	Nitori Co. Ltd.	835,403
11,300	Nitto Denko Corp.	627,692
72	NTT DoCoMo, Inc.	142,884
11,000	Olympus Optical Co. Ltd.	213,312
3,700	ORIX Corp.	392,279
491,000	Sekisui House Ltd.	5,205,655
48,000	Sharp Corp.	865,570
697	Sumitomo Mitsui Financial Group, Inc.(b)	5,267,528
853,000	Sumitomo Realty & Development Co. Ltd.	9,576,974
2,099,000	Taisei Corp.	7,360,908
13,200	Takeda Chemical Industries Ltd.	532,282
970	UFJ Holdings, Inc.	6,003,443

		69,690,199

Mexico 0.7%
1,373,600	Grupo Modelo, S.A. de C.V., Ser. C	3,434,075

See Notes to Financial Statements.

Prudential World Fund, Inc./Jennison Global Growth Fund	7

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Netherlands 1.0%
220,896	ING Groep NV	$4,734,609

South Korea 1.8%
8,700	Hyundai Mobis Co.	373,699
16,780	Samsung Electronics Co. Ltd.	7,965,620

		8,339,319

Spain 1.5%
119,984	Banco Bilbao Vizcaya Argentaria S.A.	1,583,578
344,602	Telefonica S.A.(a)	5,126,469

		6,710,047

Switzerland 3.6%
23,900	Alcon, Inc.	1,774,575
78,695	Novartis AG	3,508,076
12,813	Roche Holding AG	1,343,952
50,800	Roche Holding AG (ADR)(b)	5,328,397
61,562	UBS AG	4,375,241

		16,330,241

Taiwan 0.1%
170,000	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	294,250
228,448	Wan Hai Lines Ltd.	191,176

		485,426

Thailand 0.2%
650,200	Airports of Thailand Public Co. Ltd.(a)	853,174

United Kingdom 10.9%
25,129	Anglo American PLC	505,785
26,946	AstraZeneca PLC	1,260,083
56,700	AstraZeneca PLC (ADR)(b)	2,713,095
477,232	BP PLC	4,125,713
63,520	British Sky Broadcasting Group PLC	750,204
167,487	Centrica PLC	648,974
740,189	easyJet PLC(a)	3,882,060
549,199	Exel PLC	6,914,852
308,422	HSBC Holdings PLC	4,419,280
448,100	InterContinental Hotels Group PLC	4,187,746
24,920	Reckitt Benckiser PLC	647,854
150,340	Royal Bank Scotland Group PLC (The)	4,513,634
1,506,500	Tesco PLC	6,645,491
3,293,266	Vodafone Group PLC	8,000,962

		49,215,733

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
United States 47.1%
518,400	Activision, Inc.(a)	$7,807,104
69,600	Allergan, Inc.(b)	6,128,280
86,400	American Express Co.	4,229,280
88,100	Amgen, Inc.(a)	4,957,387
58,500	Apollo Group, Inc., Class A(a)(b)	5,316,480
74,600	Apple Computer, Inc.(a)	1,919,458
152,800	Bed, Bath & Beyond, Inc.(a)	5,671,936
151,900	BJ Services Co.(a)	6,759,550
107,900	Brinker International, Inc.(a)(b)	4,149,834
144,300	Caremark Rx, Inc.(a)	4,884,555
125,800	Chico’s FAS, Inc.(a)(b)	5,123,834
322,100	Cisco Systems, Inc.(a)	6,722,227
156,183	Citigroup, Inc.	7,510,840
122,800	Costco Wholesale Corp.(b)	4,598,860
164,200	Dell, Inc.(a)(b)	5,699,382
312,621	DIRECTV Group, Inc.(a)	5,595,916
95,500	Eli Lilly and Co. (The)	7,048,855
109,700	Gilead Sciences, Inc.(a)(b)	6,673,051
31,700	Goldman Sachs Group, Inc. (The)	3,066,975
60,500	Guidant Corp.	3,812,105
184,200	Intel Corp.	4,739,466
391,250	InterActiveCorp.(a)(b)	12,469,137
63,700	IVAX Corp.(a)	1,356,810
183,400	J. P. Morgan Chase & Co.(b)	6,895,840
74,500	Kohl’s Corp.(a)(b)	3,113,355
220,900	Kroger Co. (The)(a)	3,865,750
24,200	Lexmark International, Inc.(a)	2,189,132
76,600	Merrill Lynch & Co., Inc.	4,154,018
174,800	Microsoft Corp.	4,539,556
126,900	P.F. Chang’s China Bistro, Inc.(a)(b)	6,200,334
118,460	Pfizer, Inc.	4,236,130
56,800	Phelps Dodge Corp.(a)(b)	3,739,144
35,300	Procter & Gamble Co. (The)	3,732,975
56,200	Schlumberger Ltd.	3,289,386
113,400	Smith International, Inc.(a)(b)	6,208,650
75,200	State Street Corp.	3,669,760
11,200	Symantec Corp.(a)	504,560
166,800	Texas Instruments, Inc.	4,186,680
88,200	UnitedHealth Group, Inc.(b)	5,422,536
222,500	Univision Communications, Inc., Class A(a)(b)	7,531,625
137,300	Viacom, Inc., Class B	5,306,645
74,400	Wal-Mart Stores, Inc.	4,240,800
99,700	Wendy’s International, Inc.	3,888,300

		213,156,498

	Total common stocks (cost $379,919,977)	441,645,062

See Notes to Financial Statements.

Prudential World Fund, Inc./Jennison Global Growth Fund	9

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
PREFERRED STOCKS 0.3%

Germany
16,300	Henkel KGaA (cost $1,408,892)	$1,412,324

	Total long-term investments (cost $381,328,869)	443,057,386

SHORT-TERM INVESTMENTS 20.6%

Mutual Fund 20.6%
93,360,301	Dryden Core Investment Fund - Taxable Money Market Series(c) (cost $93,360,301)	93,360,301

	Total Investments 118.4% (cost $474,689,170)	536,417,687
	Liabilities in excess of other assets (18.4%)	(83,513,130)

	Net Assets 100%	$452,904,557

(a)	Non-income producing security.
(b)	Security, or portion thereof, on loan, see Note 4.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt.

GDR—Guaranteed Depositary Receipt.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2004 is as follows:

Short-Term Investments	20.6%
Pharmaceuticals	8.2
Commercial Banks	6.4
Semiconductor Equipment & Products	5.6
Capital Markets	5.3
Media	5.0
Software	4.7
Energy Equipment & Services	4.3
Specialty Food & Staples Retailing	4.3
Special Retail	4.3
Hotels Restaurants & Leisure	4.1
Diversified Financial Services	3.7
Oil & Gas	3.4
Internet & Catalog Retail	2.8
Biotechnology	2.6
Healthcare Providers & Services	2.3
Computers & Peripherals	2.2
Real Estate	2.1
Wireless Telecommunication Services	1.8
Construction & Engineering	1.6
Metals & Mining	1.6
Air Freight & Couriers	1.6
Communications Equipment	1.5
Electronic Equipment & Instruments	1.5
Diversified Telecommunication Services	1.4
Household Durables	1.4
Health Care Equipment & Supplies	1.3
Household Products	1.3
Building Products	1.2
Commercial Services & Supplies	1.2
Industrial Conglomerates	1.1
Electrical Equipment	1.1
Insurance	1.1
Consumer Finance	1.0
Airlines	0.9
Beverages	0.8
Multiline Retail	0.7
Distributors	0.6
Chemicals	0.4
Automobiles	0.3
Office Electronics	0.3
Transportation Infrastructure	0.3
Trading Companies & Distributors	0.2
Auto Components	0.1
Machinery	0.1
Gas Utilities	0.1

118.4
Liabilities in excess of other assets	(18.4)

100.0%

See Notes to Financial Statements.

Prudential World Fund, Inc./Jennison Global Growth Fund	11

Statement of Assets and Liabilities

as of April 30, 2004 (Unaudited)

Assets
Investments, at value including securities on loan of $89,156,505 (cost $474,689,170)	$536,417,687
Foreign currency, at value (cost $1,208,315)	1,191,781
Receivable for investments sold	18,681,328
Dividends receivable	1,273,340
Foreign tax reclaim receivable	368,382
Receivable for Series shares sold	96,471
Prepaid expenses	19,563

Total assets	558,048,552

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	93,360,301
Payable for investments purchased	4,846,320
Payable to custodian	4,712,360
Payable for Series shares reacquired	1,225,938
Accrued expenses and other liabilities	531,558
Management fee payable	291,724
Distribution fee payable	137,766
Foreign taxes payable	24,571
Deferred directors’ fees payable	11,253
Unrealized depreciation on forward currency contracts	2,204

Total liabilities	105,143,995

Net Assets	$452,904,557

Net assets were comprised of:
Common stock, at par	$346,840
Paid-in capital in excess of par	506,932,430

507,279,270
Accumulated net investment loss	(33,300)
Accumulated net realized loss on investments and foreign currency transactions	(115,999,222)
Net unrealized appreciation on investments and foreign currencies	61,657,809

Net assets, April 30, 2004	$452,904,557

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($334,952,282 ÷ 25,119,093 shares of common stock issued and outstanding)	$13.33
Maximum sales charge (5.50% of offering price)	0.78

Maximum offering price to public	$14.11

Class B
Net asset value, offering price and redemption price per share ($78,242,622 ÷ 6,461,965 shares of common stock issued and outstanding)	$12.11

Class C
Net asset value, offering price and redemption price per share ($18,019,817 ÷ 1,495,094 shares of common stock issued and outstanding)	$12.05

Class Z
Net asset value, offering price and redemption price per share ($21,689,836 ÷ 1,607,802 shares of common stock issued and outstanding)	$13.49

See Notes to Financial Statements.

Prudential World Fund, Inc./Jennison Global Growth Fund	13

Statement of Operations

Six Months Ended April 30, 2004 (Unaudited)

Net Investment Loss
Income
Dividends (net of foreign withholding taxes of $271,861)	$3,317,056
Income from securities lending, net	59,978

Total income	3,377,034

Expenses
Management fee	1,741,652
Distribution fee—Class A	419,970
Distribution fee—Class B	303,391
Distribution fee—Class C	88,281
Transfer agent’s fees and expenses	544,000
Custodian’s fees and expenses	176,000
Reports to shareholders	48,000
Legal fees and expenses	28,000
Registration fees	25,000
Audit fee	14,000
Directors’ fees	10,000
Miscellaneous	12,192

Total expenses	3,410,486

Net investment loss	(33,452)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (net of Thailand capital gains taxes of $8,365)	55,289,518
Foreign currency transactions	(161,944)

55,127,574

Net change in unrealized appreciation (depreciation) on:
Investments (net of Thailand capital gains taxes of $24,571)	(25,566,598)
Foreign currencies	(99,754)

(25,666,352)

Net gain on investments and foreign currencies	29,461,222

Net Increase In Net Assets Resulting From Operations	$29,427,770

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2004	Year Ended October 31, 2003
Increase In Net Assets
Operations
Net investment income (loss)	$(33,452)	$200,902
Net realized gain on investments and foreign currency transactions	55,127,574	201,864
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(25,666,352)	73,903,794

Net increase in net assets resulting from operations	29,427,770	74,306,560

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(862,950)	—
Class Z	(219,096)	—

	(1,082,046)	—

Series share transactions (Net of share conversions) (Note 6 and 8)
Net proceeds from shares sold(b)	148,548,987	65,971,140
Net asset value of shares issued in reinvestment of dividends and distributions	1,041,505	—
Cost of shares reacquired	(84,396,726)	(120,626,072)

Net increase (decrease) in net assets from Series share transactions	65,193,766	(54,654,932)

Total increase	93,539,490	19,651,628

Net Assets
Beginning of period	359,365,067	339,713,439

End of period(a)	$452,904,557	$359,365,067

(a) Includes undistributed net investment income of:	$—	$1,082,198

(b) For the six months ended April 30, 2004, includes $127,577,448 for shares issued in connection with the acquisition of Prudential Pacific Growth, Inc. and Prudential Europe Growth, Inc.

See Notes to Financial Statements.

Prudential World Fund, Inc./Jennison Global Growth Fund	15

Notes to Financial Statements (Unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company and currently consists of three series: Jennison Global Growth Fund (the “Series”), Strategic Partners International Value Fund and Jennison International Growth Fund, formerly known as Prudential Global Growth Fund, Prudential International Value Fund and Prudential International Growth Fund, respectively. The financial statements of the other series are not presented herein. The Series commenced investment operations in May, 1984.

The investment objective of the Series is to seek long-term capital growth, with income as a secondary objective, by investing in a diversified portfolio of securities consisting of marketable securities of U.S. and non-U.S. issuers.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of April 30, 2004, there were no securities valued in accordance with such procedures.

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Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other

Prudential World Fund, Inc./Jennison Global Growth Fund	17

Notes to Financial Statements (Unaudited)

Cont’d

factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Series currently owns or intends to purchase. The Series’ principal reason for writing options is to realize, through receipt of premiums, greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the options.

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written option transactions.

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The Series, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Forward currency contracts and options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and to paid-in capital in excess of par, as appropriate.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Taxes on foreign dividends and net capital gains are recorded, net of reclaimable amounts, at the time the related dividend and net realized/unrealized gains are recorded.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the

Prudential World Fund, Inc./Jennison Global Growth Fund	19

Notes to Financial Statements (Unaudited)

Cont’d

Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .75% of the Series’ average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution, (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for the Class Z shares of the Series.

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Pursuant to the Class A Plan, the Series compensates PIMS, for distribution-related activities at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares. PIMS has contractually agreed to limit such fees to .25% on the average daily net assets of the Class A shares. Pursuant to the Class B and C Plans, the Series compensates PIMS for distribution-related activities at the annual rate of .75 of 1% of the average daily net assets of Class B shares up to the level of average daily net assets as of February 26,1986, plus 1% of the average daily net assets in excess of such level of the Class B shares, and 1% of average daily net assets of Class C shares.

PIMS has advised the Series that it received approximately $41,900 and $900 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during six months ended April 30, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PI has advised the Series that it received approximately $66,300 and $900 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively, during six months ended April 30, 2004.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the six months ended April 30, 2004, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is April 30, 2004. Effective May 1,2004, the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration of the renewed SCA will be October 29, 2004. The fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2004.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended April 30, 2004, the Series incurred fees of approximately $574,100

Prudential World Fund, Inc./Jennison Global Growth Fund	21

Notes to Financial Statements (Unaudited)

Cont’d

for the services of PMFS. As of April 30, 2004, approximately $92,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $55,300 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) an affiliate of PI was approximately $52,500 for the six months ended April 30, 2004. As of April 30, 2004, approximately $17,600 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended April 30, 2004, the Series earned income from the Portfolio of $59,978 (net) and $7,181 by investing collateral received from securities lending and excess cash.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended April 30, 2004, PIM has been compensated approximately $19,900 for this service.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2004 aggregated $301,259,293 and $369,706,807, respectively.

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At April 30, 2004, the Series had an outstanding forward currency contract to sell foreign currency as follows:

Foreign Currency Sale Contracts	Current Value	Value at Settlement Date Receivable	Unrealized Depreciation
Japanese Yen, expiring 5/10/04	$903,139	$900,935	$2,204

As of April 30, 2004, the Series had securities on loan with an aggregate market value of $89,156,505. The Series received $93,360,301 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$476,901,731	$68,882,749	$9,366,793	$59,515,956

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2003, of approximately $169,716,500, of which $95,156,900 expires in 2009, $73,669,800 expires in 2010 and $889,800 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of 1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold

Prudential World Fund, Inc./Jennison Global Growth Fund	23

Notes to Financial Statements (Unaudited)

Cont’d

with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be effective during the 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2004:
Shares sold	858,561	$11,589,774
Shares issued in connection with reorganization (Note 8)	6,721,815	82,815,672
Shares issued in reinvestment of dividends and distributions	67,011	822,896
Shares reacquired	(3,374,942)	(45,320,414)

Net increase in shares outstanding before conversion	4,272,445	49,907,928
Shares issued upon conversion from Class B	718,233	9,438,578

Net increase in shares outstanding	4,990,678	$59,346,506

Year ended October 31, 2003:
Shares sold	3,904,829	$42,792,755
Shares reacquired	(7,306,255)	(80,277,136)

Net decrease in shares outstanding before conversion	(3,401,426)	(37,484,381)
Shares issued upon conversion from Class B	1,662,325	18,348,560

Net decrease in shares outstanding	(1,739,101)	$(19,135,821)

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Class B	Shares	Amount
Six months ended April 30, 2004:
Shares sold	276,224	$3,329,886
Shares issued in connection with reorganization (Note 8)	3,009,169	33,720,649
Shares reacquired	(697,019)	(8,450,432)

Net increase in shares outstanding before conversion	2,588,374	28,600,103
Shares reacquired upon conversion into Class A	(790,012)	(9,438,578)

Net increase in shares outstanding	1,798,362	$19,161,525

Year ended October 31, 2003:
Shares sold	547,053	$5,520,526
Shares reacquired	(1,663,518)	(16,230,978)

Net decrease in shares outstanding before conversion	(1,116,465)	(10,710,452)
Shares reacquired upon conversion into Class A	(1,827,256)	(18,348,560)

Net decrease in shares outstanding	(2,943,721)	$(29,059,012)

Class C
Six months ended April 30, 2004:
Shares sold	116,135	$1,418,171
Shares issued in connection with reorganization (Note 8)	544,826	6,083,476
Shares reacquired	(300,510)	(3,670,226)

Net increase in shares outstanding	360,451	$3,831,421

Year ended October 31, 2003:
Shares sold	328,437	$3,315,995
Shares reacquired	(537,080)	(5,369,261)

Net decrease in shares outstanding	(208,643)	$(2,053,266)

Class Z
Six months ended April 30, 2004:
Shares sold	347,969	$4,633,708
Shares issued in connection with reorganization (Note 8)	398,158	4,957,651
Shares issued in reinvestment of dividends and distributions	17,616	218,609
Shares reacquired	(1,976,513)	(26,955,654)

Net decrease in shares outstanding	(1,212,770)	$(17,145,686)

Year ended October 31, 2003:
Shares sold	1,308,315	$14,341,864
Shares reacquired	(1,707,766)	(18,748,697)

Net decrease in shares outstanding	(399,451)	$(4,406,833)

Prudential World Fund, Inc./Jennison Global Growth Fund	25

Notes to Financial Statements

Cont’d

Note 8. Plan of Reorganization

On November 21, 2003, Jennison Global Growth Fund acquired all of the net assets of Prudential Pacific Growth Fund, Inc. and the Prudential Europe Growth Fund, Inc. pursuant to a plan of reorganization approved by the Jennison Global Growth Fund shareholders on November 20, 2003. The acquisition was accomplished by a tax-free exchange of Class A, Class B, Class C and Class Z shares.

Prudential Pacific Growth Fund, Inc.		Prudential Europe Growth Fund, Inc.		Jennison Global Growth Fund		Value
Class A	3,474,325	Class A	4,455,047	Class A	6,721,815	$82,815,672
B	981,473	B	2,260,273	B	3,009,169	33,720,649
C	192,708	C	396,713	C	544,826	6,083,476
Z	52,978	Z	360,412	Z	398,158	4,957,651

The aggregate net assets including unrealized appreciation (depreciation) of the Prudential Pacific Growth Fund, Inc., the Prudential Europe Growth Fund, Inc. and the Jennison Global Growth Fund immediately before the acquisition were $36,184,191, $91,393,257 and $345,758,607, respectively.

The future utilization of the acquired capital loss carryforwards from Prudential Pacific Growth Fund, Inc. and Prudential Europe Growth Fund, Inc. in the amounts of $41,336,126 and $29,257,940, respectively, will be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

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Financial Highlights (Unaudited)

	Class A
	Six Months Ended April 30, 2004
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.72

Income From Investment Operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.64

Total from investment operations	.65

Less Dividends and Distributions:
Dividends from net investment income	(.04)
Distributions in excess of net investment income	—
Distributions from net realized capital gains	—

Total dividends and distributions	(.04)

Net asset value, end of period	$13.33

Total Return(b):	5.16%
Ratios/Supplemental Data:
Net assets, end of period (000)	$334,952
Average net assets (000)	$337,822
Ratios to average net assets:
Operating expenses, including distribution and service (12b-1 fees)(e)	1.37	%(c)
Operating expenses, excluding distribution and service (12b-1 fees)	1.12	%(c)
Net investment income (loss)	.10	%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	66	%(d)

(a)	Based on average shares outstanding.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total Returns for periods of less than a full year are not annualized.
(c)	Annualized.
(d)	Not annualized.
(e)	The distributor of the Series has contractually agreed to reduce its distribution and service (12b-1) for Class A shares to .25 of 1% of the average net assets of Class A shares.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2003	2002	2001	2000	1999

$10.21	$12.23	$21.35	$21.19	$16.16

.02	(.01)	.01	(.09)	(.05)
2.49	(2.01)	(5.83)	2.25	5.82

2.51	(2.02)	(5.82)	2.16	5.77

—	—	—	—	—
—	—	—	(.19)	(.14)
—	—	(3.30)	(1.81)	(.60)

—	—	(3.30)	(2.00)	(.74)

$12.72	$10.21	$12.23	$21.35	$21.19

24.58%	(16.52)%	(30.87)%	9.80%	36.83%

$256,106	$223,191	$304,777	$396,870	$339,620
$230,103	$284,046	$353,879	$415,035	$298,009

1.59%	1.46%	1.37%	1.27%	1.32%
1.34%	1.21%	1.12%	1.02%	1.07%
.15%	(.18)%	.06%	(.38)%	(.27)%

79%	67%	72%	82%	59%

See Notes to Financial Statements.

Prudential World Fund, Inc./Jennison Global Growth Fund	29

Financial Highlights (Unaudited)

Cont’d

	Class B
	Six Months Ended April 30, 2004
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.54

Income From Investment Operations:
Net investment loss	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.58

Total from investment operations	.57

Less Dividends and Distributions:
Distributions in excess of net investment income	—
Distributions from net realized capital gains	—

Total dividends and distributions	—

Net asset value, end of period	$12.11

Total Return(b):	4.94%
Ratios/Supplemental Data:
Net assets, end of period (000)	$78,243
Average net assets (000)	$81,349
Ratios to average net assets:
Operating expenses, including distribution and service (12b-1 fees)	2.12	%(c)
Operating expenses, excluding distribution and service (12b-1 fees)	1.12	%(c)
Net investment loss	(.42	)%(c)

(a)	Based on average shares outstanding.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total Returns for periods of less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2003	2002	2001	2000	1999

$9.31	$11.23	$20.00	$19.98	$15.26

(.04)	(.08)	(.08)	(.24)	(.17)
2.27	(1.84)	(5.39)	2.12	5.51

2.23	(1.92)	(5.47)	1.88	5.34

—	—	—	(.05)	(.02)
—	—	(3.30)	(1.81)	(.60)

—	—	(3.30)	(1.86)	(.62)

$11.54	$9.31	$11.23	$20.00	$19.98

23.95%	(17.10)%	(31.27)%	8.94%	36.00%

$53,834	$70,804	$130,201	$288,418	$310,458
$58,843	$109,004	$195,461	$355,100	$297,322

2.09%	2.00%	2.00%	1.96%	1.99%
1.34%	1.21%	1.12%	1.02%	1.07%
(.37)%	(.73)%	(.58)%	(1.07)%	(.96)%

See Notes to Financial Statements.

Prudential World Fund, Inc./Jennison Global Growth Fund	31

Financial Highlights (Unaudited)

Cont’d

	Class C
	Six Months Ended April 30, 2004
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.50

Income From Investment Operations:
Net investment income loss	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.58

Total from investment operations	.55

Less Dividends and Distributions:
Distributions in excess of net investment income	—
Distributions from net realized capital gains	—

Total dividends and distributions	—

Net asset value, end of period	$12.05

Total Return(b):	4.78%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,020
Average net assets (000)	$18,609
Ratios to average net assets:
Operating expenses, including distribution and service (12b-1 fees)	2.12	%(c)
Operating expenses, excluding distribution and service (12b-1 fees)	1.12	%(c)
Net investment loss	(.65	)%(c)

(a)	Based on average shares outstanding.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total Returns for periods of less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended October 31,
2003	2002	2001	2000	1999

$9.30	$11.24	$19.99	$19.97	$15.25

(.06)	(.10)	(.09)	(.24)	(.18)
2.26	(1.84)	(5.36)	2.11	5.51

2.20	(1.94)	(5.45)	1.87	5.33

—	—	—	(.04)	(.01)
—	—	(3.30)	(1.81)	(.60)

—	—	(3.30)	(1.85)	(.61)

$11.50	$9.30	$11.24	$19.99	$19.97

23.66%	(17.26)%	(31.17)%	8.89%	35.94%

$13,053	$12,490	$16,006	$21,377	$14,184
$12,091	$14,897	$18,330	$18,886	$11,866

2.34%	2.21%	2.12%	2.02%	2.07%
1.34%	1.21%	1.12%	1.02%	1.07%
(.60)%	(.92)%	(.68)%	(1.11)%	(1.02)%

See Notes to Financial Statements.

Prudential World Fund, Inc./Jennison Global Growth Fund	33

Financial Highlights (Unaudited)

Cont’d

	Class Z
	Six Months Ended April 30, 2004
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.90

Income From Investment Operations:
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.68

Total from investment operations	.67

Less Dividends and Distributions:
Distributions in excess of net investment income	(.08)
Distributions from net realized capital gains	—

Total dividends and distributions	(.08)

Net asset value, end of period	$13.49

Total Return(b):	5.30%
Ratios/Supplemental Data:
Net assets, end of period (000)	$21,690
Average net assets (000)	$29,212
Ratios to average net assets:
Operating expenses, including distribution and service (12b-1 fees)	1.12	%(c)
Operating expenses, excluding distribution and service (12b-1 fees)	1.12	%(c)
Net investment income (loss)	.16	%(c)

(a)	Based on average shares outstanding.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total Returns for periods of less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2003	2002	2001	2000	1999

$10.32	$12.35	$21.46	$21.29	$16.23

.05	.01	.05	(.02)	—
2.53	(2.04)	(5.86)	2.23	5.84

2.58	(2.03)	(5.81)	2.21	5.84

—	—	—	(.23)	(.18)
—	—	(3.30)	(1.81)	(.60)

—	—	(3.30)	(2.04)	(.78)

$12.90	$10.32	$12.35	$21.46	$21.29

24.90%	(16.50)%	(30.57)%	9.97%	37.25%

$36,372	$33,228	$42,562	$70,956	$48,430
$33,443	$40,960	$54,387	$77,989	$42,312

1.34%	1.21%	1.12%	1.02%	1.07%
1.34%	1.21%	1.12%	1.02%	1.07%
.40%	.08%	.32%	(.08)%	(.02)%

See Notes to Financial Statements.

Prudential World Fund, Inc./Jennison Global Growth Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn• Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•William V. Healey, Chief Legal Officer •Jonathan D. Shain, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer •Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates, LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Global Growth Fund
Share Class	A	B	C	Z
NASDAQ	PRGAX	PRGLX	PRGCX	PWGZX
CUSIP	743969107	743969206	743969305	743969404

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of April 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents online, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via
e-mail when new materials are available. You can cancel your enrollment or change your
e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Global Growth Fund
Share Class	A	B	C	Z
NASDAQ	PRGAX	PRGLX	PRGCX	PWGZX
CUSIP	743969107	743969206	743969305	743969404

MF115E2    IFS-A092804    Ed. 06/2004

Dryden International Equity Fund

APRIL 30,2004	SEMIANNUAL REPORT

FUND TYPE

Global/International stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

June 18, 2004

As the U.S. stock market slowed in 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and the potential for rising interest rates in the United States, we can understand why some investors may want to remain cautious. For those with long-term goals, a broadly diversified asset allocation can increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden equity funds are managed by Jennison Associates and Quantitative Management (QM). Prudential Fixed Income manages the JennisonDryden fixed income and money market funds. Jennison Associates, QM, and Prudential Fixed Income are part of Prudential Investment Management.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Prudential World Fund, Inc./Dryden International Equity Fund

Prudential World Fund, Inc./Dryden International Equity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden International Equity Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A	10.12%	40.63%	-16.59%	-46.70%
Class B	9.77	39.73	-18.45	-48.30
Class C	9.77	39.73	-18.45	-48.30
Class Z	10.25	41.21	-15.94	-46.20
MSCI EAFE® Index[3]	12.39	40.23	1.12	-16.70
Lipper International Funds Avg.[4]	10.46	36.28	-0.95	-20.65

Average Annual Total Returns[1] as of 3/31/04
		One Year	Three Years	Since Inception[2]
Class A		53.04%	-2.75%	-14.84%
Class B		55.24	-2.63	-14.53
Class C		59.24	-1.64	-14.32
Class Z		61.70	-0.65	-13.50
MSCI EAFE® Index[3]		57.54	3.43	3.84
Lipper International Funds Avg.[4]		53.63	2.49	5.58

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Through March 14, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Through February 1, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of

2	Visit our website at www.jennisondryden.com

1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2Inception date: 3/1/2000.

3The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE® Index) is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East.

4The Lipper International Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Funds category. Funds in the Lipper International Funds category invest their assets in securities with primary trading markets outside the United States. Investors cannot invest directly in an index. The returns for the MSCI EAFE® Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/04
Toyota Motor Corp., Automobiles	1.8%
GlaxoSmithKline PLC, Pharmaceuticals	1.8
Total SA, Oil & Gas	1.8
BP PLC, Oil & Gas	1.8
Vodafone Group PLC, Wireless Telecommunication Services	1.6

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/04
Commercial Banks	19.8%
Oil & Gas	8.7
Pharmaceuticals	6.3
Insurance	5.4
Diversified Telecommunication Services	5.0

Industry weightings are subject to change.

Prudential World Fund, Inc./Dryden International Equity Fund	3

This Page Intentionally Left Blank

Financial Statements

APRIL 30, 2004	SEMIANNUAL REPORT

Dryden International Equity Fund

Portfolio of Investments

as of April 30, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.9%
COMMON STOCKS 97.7%

Australia 3.9%
54,065	AMP, Ltd.	$225,294
4,230	Australia and New Zealand Banking Group, Ltd.	56,730
27,441	BHP Billiton, Ltd.	227,311
103,439	BlueScope Steel, Ltd.	439,257
57,449	Boral, Ltd.	248,938
24,715	Centro Properties Group	71,040
9,417	Commonwealth Bank of Australia	212,530
66,313	General Property Trust	144,153
15,000	Insurance Australia Group, Ltd.	52,648
32,112	John Fairfax Holdings, Ltd.	77,691
9,788	Lion Nathan, Ltd.	44,181
141,221	Macquarie Infrastructure Group	280,472
20,875	Mirvac Group	63,319
24,796	Orica, Ltd.	264,496
2,025	QBE Insurance Group, Ltd.	17,038
3,254	Rinker Group, Ltd.	16,732
6,244	Suncorp-Metway, Ltd.	60,426
48,727	Telstra Corp., Ltd.	168,211
10,000	Westfield Trust	29,321
16,355	Westpac Banking Corp.	206,348
29,986	WMC Resources, Ltd.	103,732
32,723	Woolworths, Ltd.	278,864

		3,288,732

Austria 1.0%
294	Boehler-Uddeholm AG	23,817
2,960	Erste Bank der oesterreichischen Sparkassen AG	443,006
322	OMV AG	58,865
7,321	voestalpine AG	318,746

		844,434

Belgium 1.3%
182	Compagnie Maritime Belge SA	17,236
1,211	Delhaize Group	58,793
27,643	Dexia	454,641
2,417	Fortis	52,616
5,042	KBC Bankverzekeringsholding	283,408
2,338	Mobistar SA(a)	151,345
161	SA D’Ieteren NV	32,269

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

596	UCB SA	$23,849
495	Umicore	28,654

		1,102,811

Bermuda 0.3%
9,600	Frontline, Ltd.	249,794
11,000	Yue Yuen Industrial Holdings, Ltd.	29,264

		279,058

Cayman Islands 0.3%
53,500	ASM Pacific Technology, Ltd.	221,551

Denmark 0.6%
48	A P Moller - Maersk A/S	302,329
2,400	Danisco A/S	113,664
2,500	TDC A/S	84,974
300	Topdanmark A/S(a)	17,639

		518,606

Finland 1.2%
42,800	Fortum Oyj	479,716
3,100	Kesko Oyj (Class “B” Shares)	57,043
25,061	Nokia Oyj	352,692
450	Nokian Renkaat Oyj	37,755
5,000	Rautaruukki Oyj	37,880
3,500	Sampo Oyj (Class “A” Shares)	33,523

		998,609

France 9.6%
4,004	Aventis SA	305,027
23,313	Axa	491,020
16,899	BNP Paribas SA	1,014,910
13,644	Bouygues SA	465,975
3,052	CNP Assurances	181,100
11,206	Compagnie de Saint-Gobain	565,806
8,737	Credit Agricole SA	215,544
23,745	France Telecom SA(a)	572,987
1,586	Lafarge SA	132,135
2,381	Pernod Ricard SA	300,550
9,317	Renault SA	695,255
9,710	Sanofi-Synthelabo SA	616,913
6,376	Societe Generale	531,205
8,146	Total SA	1,506,743

See Notes to Financial Statements.

Prudential World Fund, Inc./Dryden International Equity Fund	7

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

3,669	Vinci SA	$357,135
4,305	Vivendi Universal SA(a)	108,321

		8,060,626

Germany 6.5%
941	Allianz AG	99,841
6,046	Bayerische Hypo - und Vereinsbank AG(a)	104,946
1,359	Commerzbank AG	23,426
3,076	Continental AG	133,519
2,802	DaimlerChrysler AG(a)	125,589
9,625	Deutsche Bank AG	793,236
22,846	Deutsche Post AG(a)	503,641
16,072	Deutsche Telekom AG(a)	277,435
12,685	E.ON AG	840,900
622	HeidelbergCement AG	28,065
5,447	Muenchener Rueckversicherungs - Gesellschaft AG(a)	589,035
789	Puma AG Rudolf Dassler Sport	181,502
782	RWE AG(a)	33,944
5,301	SAP AG	803,854
10,959	Siemens AG	791,511
4,093	Suedzucker AG	78,749
5,500	ThyssenKrupp AG	95,468

		5,504,661

Greece 0.7%
1,300	Coca-Cola Hellenic Bottling Co. SA	34,440
7,500	EFG Eurobank Ergasias	160,393
5,300	Hellenic Petroleum SA	47,650
5,800	National Bank Of Greece SA	171,872
11,300	OPAP SA	215,380

		629,735

Hong Kong 1.5%
56,000	BOC Hong Kong Holdings, Ltd.	95,490
4,000	Cheung Kong Holdings, Ltd.	30,770
147,006	Esprit Holdings, Ltd.	606,886
15,000	Hopewell Holdings, Ltd.	26,539
17,000	Swire Pacific, Ltd. (Class “A” Shares)	111,157
146,000	Techtronic Industries Co., Ltd.	391,215

		1,262,057

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Ireland 0.5%
11,818	Allied Irish Banks PLC	$170,427
11,853	CRH PLC	251,496
8,509	Independent News & Media PLC	19,380

		441,303

Italy 3.9%
123,922	Banca Intesa SpA	410,002
102,113	Banca Nazionale del Lavoro SpA(a)	228,903
17,762	Banca Popolare di Verona E Novara Scrl	295,536
37,968	Capitalia SpA	105,138
43,687	Eni SpA	888,192
11,461	Grupo Editoriale L’Espresso SpA	67,595
6,701	SanPaolo IMI SpA	78,159
120,329	Snam Rete Gas SpA	533,704
26,057	Telecom Italia Mobile SpA	148,683
154,308	Telecom Italia SpA(a)	494,813

		3,250,725

Japan 23.6%
320	ACOM Co., Ltd.	22,792
7,000	Ajinomoto Co., Inc.	81,890
25,400	Aoyama Trading Co., Ltd.	586,924
13,000	Asahi Breweries, Ltd.	146,074
25,000	Asahi Kasei Corp.	136,605
40,000	Bank Of Yokohama, Ltd.	218,567
4,000	Bridgestone Corp.	67,709
16,000	Canon, Inc.	839,473
3,000	Central Glass Co., Ltd.	22,156
26,900	Chubu Electric Power Co., Inc.	560,645
4,000	Citizen Watch Co., Ltd.	40,343
1,000	Coca-Cola West Japan Co., Ltd.	22,564
6,000	Dai Nippon Printing Co., Ltd.	91,015
3,100	Daito Trust Construction Co., Ltd.	105,061
4,000	Daiwa House Industry Co., Ltd.	44,765
17,000	Denki Kagaku Kogyo Kabushiki Kaisha	56,844
9,400	Denso Corp.	198,043
101	East Japan Railway Co.	516,189
3,400	Fast Retailing Co., Ltd.	264,963
7,000	Fuji Photo Film Co., Ltd.	225,182
3,000	Fujisawa Pharmaceutical Co., Ltd.	69,729
43,000	Hitachi, Ltd.	301,980

See Notes to Financial Statements.

Prudential World Fund, Inc./Dryden International Equity Fund	9

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

11,200	Honda Motor Co., Ltd.	$449,604
3,000	Hoya Corp.	324,589
59	Japan Tobacco, Inc.	471,551
14,100	JFE Holdings, Inc.	316,229
7,000	Kaneka Corp.	64,637
3,000	Kansai Electric Power Co., Inc.	52,494
18,000	Kao Corp.	429,795
29,000	Kawasaki Kisen Kaisha, Ltd.	124,299
600	Keyence Corp.	144,080
15,000	Kirin Brewery Co., Ltd.	148,702
700	Kyocera Corp.	57,913
14,300	Kyushu Electric Power Co., Inc.	246,205
4,000	Makita Corp.	54,153
17,000	Meiji Dairies Corp.	79,951
45,000	Mitsubishi Chemical Corp.	122,332
58,000	Mitsubishi Corp.	552,907
33,000	Mitsubishi Gas Chemical Co., Inc.	123,800
6,000	Mitsubishi Rayon Co., Ltd.	21,041
46	Mitsubishi Tokyo Financial Group, Inc.	409,333
84,000	Mitsui Mining & Smelting Co., Ltd.	353,949
68,000	Mitsui O.S.K. Lines, Ltd.	297,621
500	Murata Manufacturing Co., Ltd.	32,803
14,000	Nippon Meat Packers, Inc.	166,952
8,000	Nippon Shokubai Co., Ltd.	57,415
106	Nippon Telegraph and Telephone Corp.	557,111
69,600	Nissan Motor Co., Ltd.	775,120
17,000	Nisshin Seifun Group, Inc.	156,667
9,600	Nitto Denko Corp.	533,261
7,000	NTN Corp.	29,940
10,000	Obayashi Corp.	48,389
1,300	ORIX Corp.	137,828
1,100	Promise Co., Ltd.	72,765
24,000	Ricoh Co., Ltd.	478,456
3,400	Sankyo Co., Ltd.	126,936
2,400	Sankyo Company, Ltd.	44,475
11,000	Seino Transportation Co., Ltd.	108,749
63,000	Sumitomo Corp.	483,539
20,000	Sumitomo Electric Industries, Ltd.	184,858
53,000	Sumitomo Realty & Development Co., Ltd.	595,052
560	Suzuken Co., Ltd.	17,152
26,000	Taiheiyo Cement Corp.	67,147
85,000	Taisei Corp.	298,083
15,000	Taisho Pharmaceutical Co., Ltd.	292,918

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

19,500	Takeda Chemical Industries, Ltd.	$786,326
3,900	TDK Corp.	278,483
11,500	Tohoku Electric Power Co., Inc.	184,763
5,100	Tokyo Broadcasting System, Inc.	101,672
1,700	Tokyo Electric Power Co., Inc.	36,432
134,000	Tokyo Gas Co., Ltd.	496,634
16,000	Tokyu Corp.	79,888
23,000	Toray Industries, Inc.	105,251
25,000	Toshiba Corp.	114,857
18,000	Tosoh Corp.	63,287
4,000	Toyo Suisan Kaisha, Ltd.	54,297
43,100	Toyota Motor Corp.	1,558,325
100	UFJ Holdings, Inc.	618,912
31	West Japan Railway Co.	120,511
29,700	Yamaha Corp.	557,102

		19,887,054

Luxembourg 0.5%
26,713	Arcelor	443,828

Netherlands 4.1%
37,199	ABN AMRO Holding NV	808,905
34,851	Aegon NV	456,212
4,052	ASML Holding NV(a)	64,505
1,466	Corio NV	58,960
9,614	European Aeronautic Defence and Space Co.(a)	243,173
36,607	ING Groep NV	784,622
7,116	Koninklijke (Royal) Philips Electronics NV	193,808
15,493	Royal Dutch Petroleum Co.	753,476
980	Unilever NV	64,554
613	Wereldhave NV	47,029

		3,475,244

New Zealand 0.4%
11,199	Fletcher Building, Ltd.	31,802
16,875	Sky Network Telelevison, Ltd.(a)	58,054
62,724	Telecom Corporation Of New Zealand, Ltd.	222,064

		311,920

Norway 1.1%
19,400	DNB NOR ASA	123,017
4,180	Norsk Hydro ASA	245,558
34,000	Statoil ASA	424,997

See Notes to Financial Statements.

Prudential World Fund, Inc./Dryden International Equity Fund	11

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

22,200	Telenor ASA	$145,949
2,420	Yara International ASA(a)	17,109

		956,630

Portugal 0.7%
117,649	Banco Comercial Portugues SA	273,602
22,140	Portugal Telecom, SGPS SA	240,190
1,715	PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS SA	38,979

		552,771

Singapore 0.4%
8,000	Fraser and Neave, Ltd.	62,535
25,000	Jardine Cycle & Carriage, Ltd.	98,445
25,000	Singapore Airlines, Ltd.	158,688

		319,668

Spain 3.4%
3,013	ACS SA	146,388
206	Antena 3 Television SA(a)	10,470
8,151	Banco Bilbao Vizcaya Argentaria SA	107,579
4,365	Banco Popular Espanol SA	240,854
47,269	Banco Santander Central Hispano SA	507,707
4,149	Endesa SA	76,046
17,203	Iberdrola SA	339,234
93,294	Iberia Lineas Aereas de Espana SA	309,786
32,153	Repsol YPF SA	677,208
6,826	Telefonica Publicidad e Informacion SA(a)	49,996
24,184	Telefonica SA	359,773
3,236	Union Fenosa SA	67,226

		2,892,267

Sweden 2.2%
4,500	Axfood AB	103,967
2,300	Billerud	36,580
98,500	Nordea Bank AB	664,020
16,400	Skandinaviska Enskilda Banken AB (Class “A” Shares)	238,289
5,600	SSAB Svenskt Stal AB (Class “A” Shares)	91,996
9,700	Svenska Handelsbanken AB (Class “A” Shares)	187,284
50,000	Telefonaktiebolaget LM Ericsson (Class “B” Shares)(a)	135,481
11,500	TeliaSonera AB	47,268
11,400	Volvo AB (Class “B” Shares)	390,225

		1,895,110

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Switzerland 6.2%
414	Adecco SA(a)	$18,503
26,453	Credit Suisse Group	932,363
4,291	Kudelski SA(a)	129,895
1,090	Logitech International SA(a)	47,287
2,835	Nestle SA	717,168
15,724	Novartis AG	700,947
4,874	Roche Holdings AG(a)	511,232
112	Sulzer AG	29,024
4,770	Swiss Re(a)	313,806
18,226	UBS AG	1,295,331
3,282	Zurich Financial Services AG(a)	518,903

		5,214,459

United Kingdom 23.8%
10,605	Alliance Unichem PLC	112,180
9,485	AstraZeneca PLC	443,550
46,256	Aviva PLC	451,975
5,772	BAA PLC	53,226
29,366	BAE Systems PLC	109,230
111,219	Barclays PLC	1,002,917
32,533	Barratt Developments PLC	355,674
22,355	Berkeley Group PLC	388,504
33,044	BHP Billiton PLC	263,987
171,196	BP PLC	1,480,005
11,579	British Airways PLC(a)	58,008
214,380	BT Group PLC	678,605
9,767	Centrica PLC	37,845
43,519	COLT Telecom Group PLC(a)	57,302
18,336	Diageo PLC	245,985
11,754	Enterprise Inns PLC	127,148
133,486	Friends Provident PLC	333,772
43,524	George Wimpey PLC	316,645
75,019	GlaxoSmithKline PLC	1,552,519
24,348	HBOS PLC	315,412
54,065	HHG PLC CDI(a)	45,293
90,389	HSBC Holdings PLC	1,295,155
5,712	Imperial Tobacco Group PLC	126,516
80,349	J Sainsbury PLC	396,826
36,263	Kelda Group PLC	298,385
29,818	Kesa Electricals PLC	149,115
19,001	Kingfisher PLC	95,442

See Notes to Financial Statements.

Prudential World Fund, Inc./Dryden International Equity Fund	13

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

74,221	Legal & General Group PLC	$123,065
28,711	Lloyds TSB Group PLC	214,605
10,461	Mitchells & Butlers PLC	46,934
19,315	National Grid Transco PLC	146,514
19,331	Next PLC	478,215
33,606	Persimmon PLC	390,945
54,019	Prudential PLC	424,370
12,247	Reckitt Benckiser PLC	318,389
48,582	Reuters Group PLC	321,351
9,080	RMC Group PLC	94,760
111,096	Royal & Sun Alliance Insurance Group PLC	158,102
38,097	Royal Bank of Scotland Group PLC	1,143,780
23,776	Scottish and Southern Energy PLC	287,764
36,146	Scottish Power PLC	245,662
6,336	Severn Trent PLC	87,978
116,914	Shell Transport & Trading Co. PLC	806,512
20,797	Smith & Nephew PLC	211,140
44,162	Tate & Lyle PLC	238,077
41,059	Taylor Woodrow PLC	205,330
139,911	Tesco PLC	617,177
14,896	Unilever PLC	140,532
33,210	United Utilities PLC	317,139
566,943	Vodafone Group PLC	1,377,383
19,095	Whitbread PLC	252,273
3,812	William Hill PLC	36,234
12,603	Wolseley PLC	184,719
39,773	WPP Group PLC	392,155

		20,052,326

	Total common stocks (cost $74,117,992)	82,404,185

PREFERRED STOCKS 0.2%

Australia 0.1%
6,505	News Corporation, Ltd.	55,670

Germany 0.1%
85	Porsche AG	52,732
895	ProSiebenSat.1 Media AG	17,596

		70,328

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Switzerland
77	Schindler Holding AG	$20,993

	Total preferred stocks (cost $128,999)	146,991

	Total long-term investments (cost $74,246,983)	82,551,176

Principal Amount
SHORT-TERM INVESTMENTS 0.8%

U.S. Government Securities 0.4%
$380,000	United States Treasury Bills, 0.92%, 6/17/04(b)(c)	379,567
Shares
Mutual Fund 0.4%
328,005	Dryden Core Investment Fund - Taxable Money Market Series (Note 3)	328,005

	Total short-term investments (cost $707,550)	707,572

	Total Investments 98.7% (cost $74,954,533; Note 5)	83,258,748
	Other assets in excess of liabilities 1.3%	1,076,732

	Net Assets 100%	$84,335,480

(a)	Non-income producing security.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	All or portion of security segregated as collateral for financial futures contracts.

See Notes to Financial Statements.

Prudential World Fund, Inc./Dryden International Equity Fund	15

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

The industry classification of portfolio holdings shown as a percentage of net assets as of April 30, 2004 was as follows:

Commercial Banks	19.8%
Oil & Gas	8.7
Pharmaceuticals	6.3
Insurance	5.4
Diversified Telecommunication Services	5.0
Automobiles	4.3
Electric Utilities	3.7
Metals & Mining	3.6
Household Durables	2.9
Food Products	2.3
Wireless Telecommunication Services	2.2
Specialty Retail	2.2
Food & Drug Retailing	1.8
Electrical Equipment	1.8
Office Electronics	1.6
Media	1.6
Electronic Equipment & Instruments	1.5
Trading Companies & Distributors	1.4
Gas Utilities	1.3
Real Estate	1.2
Chemicals	1.2
Beverages	1.2
Leisure Equipment & Products	1.1
Software	1.0
Road & Rail	1.0
Construction Materials	1.0
Construction & Engineering	1.0
Household Products	0.9
Diversified Financials	0.9
Marine	0.8
Hotels Restaurants & Leisure	0.8
Tobacco	0.7
Building Products	0.7
Multiline Retail	0.6
Machinery	0.6
Communications Equipment	0.6
Airlines	0.6
Air Freight & Couriers	0.6
Water Utilities	0.5
Diversified Financial Services	0.5
Auto Components	0.5
Transportation Infrastructure	0.4
Semiconductor Equipment & Products	0.4
Multi-Utilities	0.4
Aerospace & Defense	0.4

See Notes to Financial Statements.

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Textiles & Apparel	0.2%
Health Care Providers & Services	0.2
Health Care Equipment & Supplies	0.2
Computers & Peripherals	0.2
Commercial Services & Supplies	0.1
Cash & Equivalents	0.8

98.7
Other assets in excess of liabilities	1.3

100.0%

See Notes to Financial Statements.

Prudential World Fund, Inc./Dryden International Equity Fund	17

Statement of Assets and Liabilities (Unaudited)

as of April 30, 2004

Assets
Investments, at value (cost $74,954,533)	$83,258,748
Foreign currency, at value (cost $989,663)	987,983
Cash	25,315
Dividends and interest receivable	376,707
Receivable for Series shares sold	113,957
Tax reclaims receivable	66,182
Prepaid expenses	365

Total assets	84,829,257

Liabilities
Accrued expenses	165,118
Payable for Series shares reacquired	145,186
Management fee payable	59,990
Distribution fee payable	52,265
Withholding tax payable	37,353
Payable for investments purchased	21,145
Due to broker-variation margin	12,720

Total liabilities	493,777

Net Assets	$84,335,480

Net assets were comprised of:
Common stock, at par	$161,426
Paid-in capital in excess of par	253,721,707

253,883,133
Undistributed net investment income	2,917
Accumulated net realized loss on investments and foreign currency transactions	(177,827,507)
Net unrealized appreciation on investments and foreign currencies	8,276,937

Net assets April 30, 2004	$84,335,480

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
$20,931,406 ÷ 3,925,636 shares of common stock issued and outstanding	$5.33
Maximum sales charge (5.50% of offering price)	0.31

Maximum offering price to public	$5.64

Class B
Net asset value, offering price and redemption price per share
$42,503,966 ÷ 8,225,388 shares of common stock issued and outstanding	$5.17

Class C
Net asset value, offering price and redemption price per share
$13,897,083 ÷ 2,689,339 shares of common stock issued and outstanding	$5.17

Class Z
Net asset value, offering price and redemption price per share
$7,003,025 ÷ 1,302,232 shares of common stock issued and outstanding	$5.38

See Notes to Financial Statements.

Prudential World Fund, Inc./Dryden International Equity Fund	19

Statement of Operations (Unaudited)

Six Months Ended April 30, 2004

Net Investment Income
Income
Dividends (net of foreign withholding taxes of $111,538)	$984,689
Interest	2,138
Income from securities loaned, net	5,451

Total income	992,278

Expenses
Management fee	347,262
Distribution fee—Class A	25,753
Distribution fee—Class B	213,818
Distribution fee—Class C	71,558
Transfer agent’s fees and expenses	153,000
Custodian’s fees and expenses	90,000
Legal fees and expenses	24,000
Registration fees	23,000
Reports to shareholders	21,000
Audit fee	11,000
Directors’ fees	6,000
Miscellaneous	2,970

Total expenses	989,361

Net investment income	2,917

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	16,179,834
Financial futures transactions	51,808
Foreign currency transactions	65,915

16,297,557

Net change in unrealized appreciation (depreciation) on:
Investments	(8,873,174)
Financial futures contracts	(21,731)
Foreign currencies	9,495

(8,885,410)

Net gain on investments and foreign currencies	7,412,147

Net Increase In Net Assets Resulting From Operations	$7,415,064

See Notes to Financial Statements.

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Statement of Changes in Net Assets (Unaudited)

	Six Months Ended April 30, 2004	Year Ended October 31, 2003
Increase (Decrease) In Net Assets
Operations
Net investment gain (loss)	$2,917	$(624,367)
Net realized gain (loss) on investment transactions	16,297,557	(6,775,564)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(8,885,410)	25,510,650

Net increase in net assets resulting from operations	7,415,064	18,110,719

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	13,831,288	47,247,827
Cost of shares reacquired	(15,253,275)	(63,443,659)

Net decrease in net assets from Series share transactions	(1,421,987)	(16,195,832)

Total increase	5,993,077	1,914,887

Net Assets
Beginning of period	78,342,403	76,427,516

End of period(a)	$84,335,480	$78,342,403

(a) Includes undistributed net investment income of:	$2,917	$—

See Notes to Financial Statements.

Prudential World Fund, Inc./Dryden International Equity Fund	21

Notes to Financial Statements (Unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company and currently consists of three series: Dryden International Equity Fund (the “Series”), Strategic Partners International Value Fund and Jennison Global Growth Fund. These financial statements relate to the Dryden International Equity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations in March 2000. The investment objective of the Series is to achieve long-term growth of capital. The Series seeks to achieve its objective primarily through investment in equity-related securities of foreign issuers.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most

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recent closing price and from the price used by other mutual funds to calculate their net asset values. As of April 30, 2004, there were no securities valued in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities with mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold at the end of the fiscal

Prudential World Fund, Inc./Dryden International Equity Fund	23

Notes to Financial Statements (Unaudited)

Cont’d

period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any

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cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. Jennison Associates LLC (“Jennison”) was the Series’ subadviser. Effective December 8, 2003, PI entered into a subadvisory agreement Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .85 of 1% of the average daily net assets of the Series up to and including $300 million, ..75 of 1% of the average daily net assets in excess of $300 million up to and including $1.5 billion and .70 of 1% of the Series’ average daily net assets over $1.5 billion.

Prudential World Fund, Inc./Dryden International Equity Fund	25

Notes to Financial Statements (Unaudited)

Cont’d

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to a plan of distribution, (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. For the six months ended April 30, 2004, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Series that they received approximately $24,200 and $1,700 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended April 30, 2004. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2004 it received approximately $63,100 and $1,200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was April 30, 2004. Effective May 1, 2004 the commitment will be reduced to $500 million. All other terms and conditions remain the same. The

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expiration of the renewed SCA will be October 29, 2004. The Series did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended April 30, 2004, the Series incurred fees of approximately $115,500 for the services of PMFS. As of April 30, 2004 approximately $18,700 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $15,600 in total networking fees, of which the amount relating to the services of Wachovia Securities LLC (“Wachovia”), an affiliate of PI, was approximately $15,100 for the six months ended April 30, 2004. As of April 30, 2004, approximately $2,900 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the securities lending agent for the Series. For the six months ended April 30, 2004, PIM has been compensated approximately $1,800 for these services.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended April 30, 2004, the Series earned income of approximately $4,400 and $5,500, from the Portfolio, by investing its excess cash and collateral received from securities lending, respectively.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2004 aggregated $69,696,109 and $66,890,346, respectively.

Prudential World Fund, Inc./Dryden International Equity Fund	27

Notes to Financial Statements (Unaudited)

Cont’d

During the six months ended April 30, 2004, the Series entered into financial futures contracts. Details of open contracts at April 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2004	Unrealized Appreciation (Depreciation)
	Long Positions:
9	Share Price Index 200	Jun. 04	$571,377	$567,152	$(4,225)
7	DJ Euro Stoxx 50 Index	Jun. 04	235,312	229,510	(5,802)
9	FTSE 100 Index	Jun. 04	730,366	738,204	7,838
3	Hang Seng Stock Index	May 04	228,214	227,022	(1,192)
9	Nikkei 225 Index	Jun. 04	538,325	519,975	(18,350)

					$(21,731)

Note 5. Tax Information

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2003, of approximately $193,905,000 of which $13,222,000 expires in 2008, $120,080,000 expires in 2009, $49,177,000 expires in 2010 and $11,426,000 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Series will be able to realize the full benefit prior to the expiration date.

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2004 was as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$75,249,592	$9,398,023	$1,388,867	$8,009,156

The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

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Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 5%. Class A shares purchased on or after March 15, 2004 are subject to a maximum front-end sales charge of 5.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDS) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date or purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2004:
Shares sold	894,967	$4,734,427
Shares reacquired	(1,150,106)	(5,959,870)

Net increase (decrease) in shares outstanding before conversion	(255,139)	(1,225,443)
Shares issued upon conversion from Class B	40,006	206,669

Net increase (decrease) in shares outstanding	(215,133)	$(1,018,774)

Year ended October 31, 2003:
Shares sold	6,452,827	$25,523,495
Shares reacquired	(7,622,631)	(30,448,210)

Net increase (decrease) in shares outstanding before conversion	(1,169,804)	(4,924,715)
Shares issued upon conversion from Class B	119,808	476,632

Net increase (decrease) in shares outstanding	(1,049,996)	$(4,448,083)

Prudential World Fund, Inc./Dryden International Equity Fund	29

Notes to Financial Statements (Unaudited)

Cont’d

Class B	Shares	Amount
Six months ended April 30, 2004:
Shares sold	579,146	$2,955,878
Shares reaquired	(933,355)	(4,734,154)

Net increase (decrease) in shares outstanding before conversion	(354,209)	(1,778,276)
Shares reacquired upon conversion into Class A	(41,216)	(206,669)

Net increase (decrease) in shares outstanding	(395,425)	$(1,984,945)

Year ended October 31, 2003:
Shares sold	1,419,278	$5,558,876
Shares reacquired	(2,787,406)	(10,623,686)

Net increase (decrease) in shares outstanding before conversion	(1,368,128)	(5,064,810)
Shares reacquired upon conversion into Class A	(122,878)	(476,632)

Net increase (decrease) in shares outstanding	(1,491,006)	$(5,541,442)

Class C
Six months ended April 30, 2004:
Shares sold	330,834	$1,706,372
Shares reaquired	(616,599)	(3,150,386)

Net increase (decrease) in shares outstanding	(285,765)	$(1,444,014)

Year ended October 31, 2003:
Shares sold	2,460,812	$9,351,879
Shares reacquired	(3,280,089)	(12,500,330)

Net increase (decrease) in shares outstanding	(819,277)	$(3,148,451)

Class Z
Six months ended April 30, 2004:
Shares sold	815,779	$4,434,611
Shares reacquired	(272,142)	(1,408,865)

Net increase (decrease) in shares outstanding	543,637	$3,025,746

Year ended October 31, 2003:
Shares sold	1,685,724	$6,813,577
Shares reacquired	(2,534,581)	(9,871,433)

Net increase (decrease) in shares outstanding	(848,857)	$(3,057,856)

30	Visit our website at www.jennisondryden.com

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Series. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Series.

The reports on the financial statements of the Series audited by PricewaterhouseCoopers LLP through the year ended October 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Series and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Prudential World Fund, Inc./Dryden International Equity Fund	31

Financial Highlights (Unaudited)

	Class A
	Six Months Ended April 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.84

Income (loss) from investment operations
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	.48

Total from investment operations	.49

Net asset value, end of period	$5.33

Total Return(b):	10.12%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,931
Average net assets (000)	$20,716
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.91	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.66	%(c)
Net investment income (loss)	.54	%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	85	%(f)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.
(d)	Less than $.005 per share.
(e)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(f)	Not annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class A
Year Ended October 31,			March 1, 2000(a) Through October 31, 2000
2003	2002	2001

$3.74	$4.37	$7.91	$10.00

(.02)	(.02)	(.06)	(—	)(d)
1.12	(.61)	(3.48)	(2.09)

1.10	(.63)	(3.54)	(2.09)

$4.84	$3.74	$4.37	$7.91

29.41%	(14.42)%	(44.68)%	(21.00)%

$20,050	$19,414	$28,860	$75,354
$18,650	$25,360	$47,713	$85,757

2.13%	1.88%	1.73%	1.56	%(c)
1.88%	1.63%	1.48%	1.31	%(c)
(.36)%	(.56)%	(.86)%	(—	)(c)

157%	108%	63%	61	%(f)

See Notes to Financial Statements.

Prudential World Fund, Inc./Dryden International Equity Fund	33

Financial Highlights (Unaudited)

Cont’d

	Class B
	Six Months Ended April 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.71

Income (loss) from investment operations
Net investment loss	(.01)
Net realized and unrealized gain (loss) on investment transactions	.47

Total from investment operations	.46

Net asset value, end of period	$5.17

Total Return(b):	9.77%
Ratios/Supplemental Data:
Net assets, end of period (000)	$42,504
Average net assets (000)	$42,999
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.66	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.66	%(c)
Net investment loss	(.25	)%(c)

(a)	Commencement of operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,			March 1, 2000(a) Through October 31, 2000
2003	2002	2001

$3.66	$4.32	$7.87	$10.00

(.05)	(.07)	(.11)	(.05)
1.10	(.59)	(3.44)	(2.08)

1.05	(0.66)	(3.55)	(2.13)

$4.71	$3.66	$4.32	$7.87

28.34%	(15.05)%	(45.04)%	(21.40)%

$40,587	$37,059	$54,810	$131,919
$35,399	$49,086	$87,731	$147,626

2.88%	2.63%	2.48%	2.31	%(c)
1.88%	1.63%	1.48%	1.31	%(c)
(1.14)%	(1.30)%	(1.60)%	(.78	)%(c)

See Notes to Financial Statements.

Prudential World Fund, Inc./Dryden International Equity Fund	35

Financial Highlights (Unaudited)

Cont’d

	Class C
	Six Months Ended April 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.71

Income (loss) from investment operations
Net investment loss	(.01)
Net realized and unrealized gain (loss) on investment transactions	.47

Total from investment operations	.46

Net asset value, end of period	$5.17

Total Return(b):	9.77%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,897
Average net assets (000)	$14,390
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.66	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.66	%(c)
Net investment loss	(.27	)%(c)

(a)	Commencement of operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,			March 1, 2000(a) Through October 31, 2000
2003	2002	2001

$3.66	$4.32	$7.87	$10.00

(.05)	(.08)	(.12)	(.05)
1.10	(.58)	(3.43)	(2.08)

1.05	(.66)	(3.55)	(2.13)

$4.71	$3.66	$4.32	$7.87

28.34%	(15.05)%	(45.04)%	(21.40)%

$14,006	$13,906	$24,004	$64,362
$12,640	$19,770	$41,057	$79,138

2.88%	2.63%	2.48%	2.31	%(c)
1.88%	1.63%	1.48%	1.31	%(c)
(1.14)%	(1.33)%	(1.61)%	(.74	)%(c)

See Notes to Financial Statements.

Prudential World Fund, Inc./Dryden International Equity Fund	37

Financial Highlights (Unaudited)

Cont’d

	Class Z
	Six Months Ended April 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$4.88

Income (loss) from investment operations
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	.48

Total from investment operations	.50

Net asset value, end of period	$5.38

Total Return(b):	10.25%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,003
Average net assets (000)	$4,053
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.66	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.66	%(c)
Net investment income	.98	%(c)

(a)	Commencement of operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,			March 1, 2000(a) Through October 31, 2000
2003	2002	2001

$3.76	$4.39	$7.92	$10.00

(.01)	(.02)	(.06)	.01
1.13	(.61)	(3.47)	(2.09)

1.12	(.63)	(3.53)	(2.08)

$4.88	$3.76	$4.39	$7.92

29.79%	(14.35)%	(44.50)%	(20.90)%

$3,699	$6,049	$6,065	$19,703
$3,533	$7,665	$13,805	$22,320

1.88%	1.63%	1.48%	1.31	%(c)
1.88%	1.63%	1.48%	1.31	%(c)
(.31)%	(.22)%	(.59)%	.23	%(c)

See Notes to Financial Statements.

Prudential World Fund, Inc./Dryden International Equity Fund	39

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn• Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•William V. Healey, Chief Legal Officer•Jonathan D. Shain, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Dryden International Equity Fund
Share Class	A	B	C	Z
NASDAQ	PJRAX	PJRBX	PJRCX	PJIZX
CUSIP	743969859	743969867	743969875	743969883

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of April 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents online, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via
e-mail when new materials are available. You can cancel your enrollment or change your
e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden International Equity Fund
Share Class	A	B	C	Z
NASDAQ	PJRAX	PJRBX	PJRCX	PJIZX
CUSIP	743969859	743969867	743969875	743969883

MF190E2    IFS-A092801    Ed. 06/2004

SEMIANNUAL REPORT

APRIL 30, 2004

STRATEGIC PARTNERS

INTERNATIONAL VALUE FUND

FUND TYPE

International stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change therafter.

Dear Shareholder,

June 18, 2004

As the U.S. stock market slowed in 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and the potential for rising interest rates in the United States, we can understand why some investors may want to remain cautious. For those with long-term goals, a broadly diversified asset allocation can increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. Strategic Partners mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, Strategic Partners mutual funds offer the resources and professional discipline of leading asset management firms. Our team of experienced analysts monitors and evaluates firms that are widely respected by institutional and individual investors. These firms have established track records in the specific asset classes and management styles they offer in Strategic Partners funds. Our analysts continue to monitor their performance and adherence to the investment processes that earned them their reputations.

Thank you for your confidence in Strategic Partners mutual funds.

Sincerely,

Judy A. Rice, President

Prudential World Fund, Inc./Strategic Partners International Value Fund

Prudential World Fund, Inc./Strategic Partners International Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners International Value Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	11.26%	30.32%	-3.48%	N/A	33.17%
Class B	10.83	29.34	-7.10	N/A	25.62
Class C	10.82	29.40	-7.00	N/A	25.76
Class Z	11.40	30.72	-2.29	60.53%	137.69
MSCI EAFE® Index[3]	12.39	40.23	-3.60	46.34	***
Lipper International Funds Avg.[4]	10.46	36.28	2.93	59.87	****

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		39.47%	-0.15%	N/A	3.36%
Class B		41.49	0.05	N/A	3.35
Class C		45.53	0.24	N/A	3.36
Class Z		47.96	1.24	5.30%	8.06
MSCI EAFE® Index[3]		57.54	0.52	4.55	***
Lipper International Funds Avg.[4]		53.63	1.76	5.10	****

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without the contractual distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Through March 14, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Through February 1, 2004, Class C shares were subject to a front-

2	Visit our website at www.strategicpartners.com

end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2Inception dates: Class A, B, and C, 9/23/96; Class Z, 11/5/92.

3The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE® Index) is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East.

4The Lipper International Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Funds category. Funds in the Lipper International Funds category invest their assets in securities with primary trading markets outside the United States. Investors cannot invest directly in an index. The returns for the MSCI EAFE® Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

***MSCI EAFE® Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are 26.19% for Class A, B, and C, and 112.35% for Class Z. MSCI EAFE® Index Closest Month-End to Inception average annual total returns as of 3/31/04 are 3.46% for Class A, B, and C, and 7.03% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are 37.29% for Class A, B, and C, and 136.56% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/04 are 4.38% for Class A, B, and C, and 7.84% for Class Z.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/04
Canon, Inc., Electronics	3.7%
Nestlé SA, Food Products & Services	3.6
Total SA, Oil & Gas Services	3.4
UBS AG, Banks	3.0
Samsung Electronic Co., Ltd., Electronics	2.5

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/04
Commercial Banks	15.1%
Pharmaceuticals	9.1
Diversified Telecommunication Services	7.0
Food Products	6.0
Oil & Gas	5.6
Industry	weightings are subject to change.

Prudential World Fund, Inc./Strategic Partners International Value Fund	3

This Page Intentionally Left Blank

Portfolio of Investments

APRIL 30, 2004	SEMIANNUAL REPORT

Strategic Partners International Value Fund

Portfolio of Investments

as of April 30, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.1%
COMMON STOCKS 98.0%

Australia 2.4%
240,862	James Hardie Industries N.V.	$1,165,469
137,457	National Australia Bank, Ltd.	2,925,529
371,693	News Corp., Ltd.	3,427,936
251,550	Westpac Banking Corp., Ltd.	3,173,765

		10,692,699

Canada 0.4%
44,332	Royal Bank of Canada	1,964,759

Finland 1.0%
323,272	Nokia AB Oyj	4,549,514

France 9.7%
130,149	Aventis SA	9,914,827
223,223	AXA	4,701,533
92,265	BNP Paribas SA	5,541,196
154,516	France Telecom SA	3,728,602
49,110	Lafarge SA	4,091,509
81,906	Total SA Series B	15,149,923

		43,127,590

Germany 6.0%
124,113	Bayer AG	3,381,781
176,859	Bayerische Motoren Werke (BMW) AG	7,625,993
61,241	Deutsche Bank AG	5,047,121
161,057	E.ON AG	10,676,613

		26,731,508

Hong Kong 3.8%
462,000	Cheung Kong Holdings, Ltd.	3,553,937
352,500	Esprit Holdings, Ltd.	1,455,230
234,100	Hang Seng Bank, Ltd.	2,971,346
1,226,000	Johnson Electric Holdings, Ltd.	1,084,566
1,072,000	Li & Fung, Ltd.	1,669,889
409,000	Sun Hung Kai Properties, Ltd.	3,513,295
381,000	Swire Pacific, Ltd. (Class A)	2,491,218

		16,739,481

See Notes to Financial Statements.

6	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Ireland 0.9%
185,757	CRH PLC	$3,945,543

Italy 3.8%
482,508	Eni SpA	9,809,777
2,202,637	Telecom Italia SpA	7,063,102

		16,872,879

Japan 17.5%
34,910	Acom Co., Ltd.	2,486,454
311,000	Canon, Inc.	16,317,249
53,400	Fanuc, Ltd.	3,271,116
184,400	Honda Motor Co., Ltd.	7,402,401
62,500	Hoya Corp.	6,762,267
174	Millea Holdings, Inc.	2,475,466
442	Mitsubishi Tokyo Financial Group, Inc.	3,933,161
239,000	Mitsui Sumito Insurance Co., Ltd.	2,250,202
1,859	Nippon Telegraph and Telephone Corp.	9,770,468
1,629	NTT DoCoMo, Inc.	3,232,758
129,000	Ricoh Co., Ltd.	2,571,700
26,700	Rohm Co., Ltd.	3,331,603
118,800	Shin-Etsu Chemical Co., Ltd.	4,801,305
97,000	Shionogi & Co., Ltd.	1,526,791
580	Sumitomo Mitsui Financial Group, Inc.	4,383,308
79,200	Takeda Chemical Industries, Ltd.	3,193,693

		77,709,942

Netherlands 8.3%
400,388	ABN AMRO Holding N.V.	8,706,570
40,165	Heineken N.V.(a)	1,694,803
468,636	ING Groep N.V.	10,044,584
266,996	Koninklijke (Royal) Philips Electronics N.V.	7,271,799
70,120	Koninklijke Ahold N.V.(a)	543,004
307,440	Reed Elsevier PLC	4,319,334
111,737	TPG N.V.	2,409,666
65,501	VNU N.V.	1,832,642

		36,822,402

Singapore 0.6%
350,296	United Overseas Bank, Ltd.	2,820,568

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	7

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

South Korea 4.5%
43,510	Hyundai Motor Co.	$1,659,413
120,050	Korea Electric Power Corp.	1,964,427
57,630	KT Corp.	2,008,835
27,185	POSCO (ADR)	3,324,709
23,509	Samsung Electronics Co., Ltd. (GDR)	11,159,938

		20,117,322

Spain 3.2%
683,189	Banco Santander Central Hispano SA	7,337,999
447,924	Telefonica SA	6,663,538

		14,001,537

Switzerland 12.6%
63,415	Nestle SA	16,042,048
221,218	Novartis AG	9,861,484
87,829	Roche Holdings AG	9,212,359
110,042	Swiss Reinsurance	7,239,382
190,196	UBS AG	13,517,323

		55,872,596

Taiwan 0.2%
80,095	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	763,305

United Kingdom 23.1%
1,030,064	Barclays PLC	9,288,594
275,998	British America Tobacco PLC	4,184,725
601,615	BT Group PLC	1,904,372
472,989	Cadbury Schweppes PLC	3,761,909
716,005	Centrica PLC	2,774,357
587,290	Compass Group PLC	3,697,224
404,844	Diageo PLC	5,431,146
89,072	Enterprise Inns PLC	963,531
318,538	GlaxoSmithKline PLC	6,592,148
58,856	GUS PLC	815,148
689,805	HSBC Holdings PLC	9,883,995
597,683	Kingfisher PLC	3,002,173
244,911	Lloyds TSB Group PLC	1,830,631
233,846	Marks & Spencer Group PLC	1,145,584
404,454	Prudential PLC	3,177,369
218,644	Reed International PLC	2,035,596
81,849	Royal Bank Scotland Group PLC	2,457,339

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

396,392	Smith & Nephew PLC (ADR)	$4,024,345
124,808	Smiths Group PLC	1,545,979
1,582,762	Tesco PLC	6,981,898
114,339	Tomkins PLC	548,475
40,346	Travis Perkins PLC	1,026,709
716,101	Unilever PLC	6,755,862
4,338,068	Vodafone Group PLC	10,539,300
61,022	Whitbread PLC	806,190
330,531	Wolseley PLC	4,844,510
243,389	WPP Group PLC	2,399,775

		102,418,884

	Total common stocks (cost $385,978,592)	435,150,529

Principal Amount (000)

Convertible Bonds 0.1%
$ 15	AXA, Zero Coupon, 12/21/04 (cost $222,975)	300,526

	Total long-term investments (cost $386,201,567)	435,451,055

Shares
SHORT-TERM INVESTMENTS 0.9%

Mutual Fund
4,180,058	Dryden Core Investment Fund - Taxable Money Market Series, (cost $4,180,058; Note 3)	4,180,058

	Total Investments 99.0% (cost $390,381,625; Note 5)	439,631,113
	Other assets in excess of liabilities 1.0%	4,453,984

	Net Assets 100%	$444,085,097

ADR—American Depository Receipt.

GDR—Global Depository Receipt.

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	9

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2004 was as follows:

Commercial Banks	15.1%
Pharmaceuticals	9.1
Diversified Telecommunication Services	7.0
Food Products	6.0
Oil & Gas	5.6
Insurance	4.5
Office Electronics	4.3
Capital Markets	4.2
Automobiles	3.8
Semiconductors & Semiconductor Equipment	3.4
Media	3.2
Wireless Telecommunication Services	3.1
Electric Utilities	2.8
Diversified Financial Services	2.3
Real Estate	2.2
Construction Materials	2.1
Chemicals	1.8
Food & Staples Retailing	1.7
Beverages	1.6
Household Durables	1.6
Electronic Equipment & Instruments	1.5
Hotels, Restaurant & Leisure	1.2
Specialty Retail	1.2
Trading & Distributing	1.1
Communications Equipment	1.0
Cash Equivalent	0.9
Healthcare Equipment & Supplies	0.9
Machinery	0.9
Tobacco	0.9
Metals & Mining	0.7
Consumer Finance	0.6
Gas Utilities	0.6
Air Freight & Logistics	0.5
Industrial Conglomerates	0.5
Distributors	0.4
Multiline Retail	0.3
Electrical Equipment	0.2
Internet & Catalog Retail	0.2

99.0
Other assets in excess of liabilities	1.0

100.0%

See Notes to Financial Statements.

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Financial Statements

APRIL 30, 2004	SEMIANNUAL REPORT

Strategic Partners International Value Fund

Statement of Assets and Liabilities

as of April 30, 2004 (Unaudited)

Assets
Investments, at value (cost $390,381,625)	$439,631,113
Foreign currency, at value (cost $3,067,228)	3,073,691
Cash	68,187
Receivable for investments sold	2,630,283
Dividends and interest receivable	1,680,569
Receivable for Series shares sold	827,791
Foreign tax reclaim receivable	659,527
Other assets	4,417

Total assets	448,575,578

Liabilities
Payable for investments purchased	2,908,775
Payable for Series shares reacquired	643,985
Management fee payable	364,885
Accrued expenses	353,179
Withholding tax payable	172,171
Distribution fee payable	45,271
Deferred directors’ fees payable	2,215

Total liabilities	4,490,481

Net Assets	$444,085,097

Net assets were comprised of:
Common stock, at par	$250,338
Paid-in capital in excess of par	476,447,976

476,698,314
Undistributed net investment income	1,551,297
Accumulated net realized loss on investments and foreign currency transactions	(83,421,653)
Net unrealized appreciation on investments and foreign currencies	49,257,139

Net assets, April 30, 2004	$444,085,097

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share $51,454,427 ÷ 2,902,316 shares of common stock issued and outstanding	$17.73
Maximum sales charge (5.50% of offering price)	1.03

Maximum offering price to public	$18.76

Class B
Net asset value, offering price and redemption price per share $37,774,219 ÷ 2,190,648 shares of common stock issued and outstanding	$17.24

Class C
Net asset value, offering price and redemption price per share $14,515,756 ÷ 841,004 shares of common stock issued and outstanding	$17.26

Class Z
Net asset value, offering price and redemption price per share $340,340,695 ÷ 19,099,808 shares of common stock issued and outstanding	$17.82

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	13

Statement of Operations

Six Months Ended April 30, 2004 (Unaudited)

Net Investment Income
Income
Dividends (net of foreign withholding taxes of $632,864)	$4,843,454
Interest	11,269

Total income	4,854,723

Expenses
Management fee	2,128,638
Distribution fee—Class A	58,718
Distribution fee—Class B	178,620
Distribution fee—Class C	44,367
Transfer agent’s fees and expenses	407,000
Custodian’s fees and expenses	225,000
Registration fees	41,000
Reports to shareholders	37,000
Legal fees	19,000
Audit fee	18,000
Directors’ fees	7,000
Miscellaneous	21,412

Total expenses	3,185,755

Net investment Income	1,668,968

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(5,988,020)
Foreign currency transactions	10,902

(5,977,118)

Net change in unrealized appreciation (depreciation) on:
Investments	52,393,578
Foreign currencies	(41,488)

52,352,090

Net gain on investments and foreign currencies	46,374,972

Net Increase In Net Assets Resulting From Operations	$48,043,940

See Notes to Financial Statements.

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Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended April 30, 2004	Year Ended October 31, 2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,668,968	$3,852,885
Net realized loss on investment and foreign currency transactions	(5,977,118)	(34,173,357)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	52,352,090	82,983,642

Net increase in net assets resulting from operations	48,043,940	52,663,170

Dividends (Note 1)
Dividends from net investment income
Class A	(355,438)	(107,003)
Class B	(53,585)	—
Class C	(11,814)	—
Class Z	(3,395,621)	(1,514,375)

	(3,816,458)	(1,621,378)

Series share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold(b)	90,348,509	210,784,175
Net asset value of shares issued in reinvestment of dividends and distributions	3,788,558	1,610,139
Cost of shares reacquired	(87,778,258)	(226,060,115)

Net increase (decrease) in net assets from Series share transactions	6,358,809	(13,665,801)

Total increase	50,586,291	37,375,991

Net Assets
Beginning of period	393,498,806	356,122,815

End of period(a)	$444,085,097	$393,498,806

(a) Includes undistributed net investment income of:	$1,551,297	$3,698,787

(b)	For the six months ended April 30, 2004, includes $14,255,218 for shares issued in connection with the acquisition of the Strategic Partners Style Specific Funds—Strategic Partners International Equity Fund.

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	15

Notes to Financial Statements (Unaudited)

Prudential World Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end diversified management investment company and currently consists of three series: Strategic Partners International Value Fund (the “Series”), Jennison Global Growth Fund, and the Dryden International Equity Fund. These financial statements relate to Strategic Partners International Value Fund. The financial statements of the other Series are not presented herein. The investment objective of the Series is to achieve long-term growth of capital. Income is a secondary objective. The Series seeks to achieve its objective primarily through investment in common stock and preferred stock of foreign companies of all sizes.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of April 30, 2004 there were no securities valued in accordance with such procedures.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations. Investments in mutual funds are valued at their

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net asset value as of the close of the New York Stock Exchange on the date of the valuation.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to maintain the accuracy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Prudential World Fund, Inc./Strategic Partners International Value Fund	17

Notes to Financial Statements (Unaudited)

Cont’d

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting

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principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Bank of Ireland Asset Management (“BOI”). The subadvisory agreement provides that BOI furnishes investment advisory services in connection with the management of the Series. In connection therewith, BOI is obligated to keep certain books and records of the Series. PI pays for the services of BOI, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Fund bears all other costs and expenses.

The management fee paid PI is computed daily and payable monthly at an annual rate of 1% of the average daily net assets up to $300 million and .95 of 1% of average daily net assets in excess of $300 million of the Series.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Prudential World Fund, Inc./Strategic Partners International Value Fund	19

Notes to Financial Statements (Unaudited)

Cont’d

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended April 30, 2004, PIMS contractually agreed to limit such fee to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it received approximately $19,500 and $2,600 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the six months ended April 30, 2004. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS advised the Series that for the six months ended April 30, 2004, it received approximately $16,300 and $900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the six months ended April 30, 2004 the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was April 30, 2004. Effective May 1, 2004 the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration of the renewed SCA will be October 29, 2004. The Series did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the

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six months ended April 30, 2004, the Series incurred fees of approximately $314,600 for the services of PMFS. As of April 30, 2004, approximately $59,300 of such services were due to PMFS. The transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months April 30, 2004, the Fund earned gross income of $13,200 from the Series by investing collateral received from securities lending.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $14,600 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, was approximately $13,600 for the six months ended April 30, 2004. As of April 30, 2004 approximately $2,700 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2004 were $51,716,879 and $68,012,408, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principals, are recorded on the ex-dividend date.

For federal income tax purposes, the Series had a capital loss carrryforward as of October 31, 2003 of approximately $67,869,000 of which $34,787,000 expires in 2010 and $33,082,000 expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Prudential World Fund, Inc./Strategic Partners International Value Fund	21

Notes to Financial Statements (Unaudited)

Cont’d

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$398,742,665	$65,234,318	$24,345,870	$40,888,448

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 5%. Class A shares purchased on or after March 15, 2004 are subject to a maximum front-end sales charge of 5.50%. Effective on March 15, 2004, all investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2004:
Shares sold	530,701	$9,325,179
Shares issued in connection with reorganization (Note 8)	262,056	3,714,347
Shares issued in reinvestment of dividends and distributions	20,706	336,257
Shares reacquired	(693,790)	(12,187,898)

Net increase (decrease) in shares outstanding before conversion	119,673	1,187,885
Shares issued upon conversion from Class B	176,126	3,114,790

Net increase (decrease) in shares outstanding	295,799	$4,302,675

Year ended October 31, 2003:
Shares sold	4,601,050	$66,268,156
Shares issued in reinvestment of dividends and distributions	7,341	103,529
Shares reacquired	(5,020,691)	(73,325,967)

Net increase (decrease) in shares outstanding before conversion	(412,300)	(6,954,282)
Shares issued upon conversion from Class B	105,103	1,468,997

Net increase (decrease) in shares outstanding	(307,197)	$(5,485,285)

Class B
Six months ended April 30, 2004:
Shares sold	177,062	$3,045,987
Shares issued in connection with reorganization (Note 8)	333,631	4,857,993
Shares issued in reinvestment of dividends and distributions	3,207	50,805
Shares reacquired	(301,897)	(5,186,318)

Net increase (decrease) in shares outstanding before conversion	212,003	2,768,467
Shares reacquired upon conversion into Class A	(180,906)	(3,114,790)

Net increase (decrease) in shares outstanding	31,097	$(346,323)

Year ended October 31, 2003:
Shares sold	294,371	$4,032,232
Shares reacquired	(771,800)	(10,610,204)

Net increase (decrease) in shares outstanding before conversion	(447,429)	(6,577,972)
Shares reacquired upon conversion into Class A	(107,969)	(1,468,997)

Net increase (decrease) in shares outstanding	(585,398)	$(8,046,969)

Class C
Six months ended April 30, 2004:
Shares sold	65,753	$1,144,972
Shares issued in connection with reorganization (Note 8)	407,663	5,682,878
Shares issued in reinvestment of dividends and distributions	692	10,968
Shares reacquired	(109,972)	(1,914,840)

Net increase (decrease) in shares outstanding	364,136	$4,923,978

Prudential World Fund, Inc./Strategic Partners International Value Fund	23

Notes to Financial Statements

Cont’d

	Shares	Amount
Year ended October 31, 2003:
Shares sold	513,851	$7,040,899
Shares reacquired	(608,873)	(8,338,190)

Net increase (decrease) in shares outstanding	(95,022)	$(1,297,291)

Class Z
Six months ended April 30, 2004:
Shares sold	3,529,851	$62,577,153
Shares issued in reinvestment of dividends and distributions	208,007	3,390,528
Shares reacquired	(3,839,037)	(68,489,202)

Net increase (decrease) in shares outstanding	(101,179)	$(2,521,521)

Year ended October 31, 2003:
Shares sold	9,362,691	$133,442,888
Shares issued in reinvestment of dividends and distributions	106,400	1,506,610
Shares reacquired	(9,297,500)	(133,785,754)

Net increase (decrease) in shares outstanding	171,591	$1,163,744

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Series. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Series audited by PricewaterhouseCoopers LLP through the year ended October 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Series and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Note 8. Plan of Reorganization

On March 5, 2004, the Strategic Partners International Value Fund acquired all of the net assets of the Strategic Partners Style Specific Funds—Strategic Partners International Equity Fund pursuant to a plan of reorganization approved by the

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Strategic Partners International Value Fund shareholders on December 19, 2004. The acquisition was accomplished by a tax-free exchange of Class A, Class B and Class C shares.

Strategic Partners Style Specific Funds—Strategic Partners International Fund		Strategic Partners International Value Fund		Value
Class A	571,226	Class A	262,056	$3,714,347
B	725,076	B	333,631	4,857,993
C	886,950	C	407,663	5,682,878

The aggregate net assets of the Strategic Partners Style Specific Funds—Strategic Partners International Equity Fund and the Strategic Partners International Value Fund immediately before the acquisition were $14,255,218 and $450,914,546, respectively.

The future utilization of the acquired capital loss carryforward from the Strategic Partners Style Specific Funds—Strategic Partners International Equity Fund in the amount of $7,233,033 will be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

Prudential World Fund, Inc./Strategic Partners International Value Fund	25

Financial Highlights (Unaudited)

	Class A
	Six Months Ended April 30, 2004(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.07

Income from investment operations
Net investment income	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.74

Total from investment operations	1.80

Less dividends and distributions
Dividends from net investment income	(.14)
Distributions from net realized gains	—

Total dividends and distributions	(.14)

Net asset value, end of period	$17.73

Total Return(a):	11.26%
Ratios/Supplemental Data:
Net assets, end of period (000)	$51,454
Average net assets (000)	$47,232
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.59	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.34	%(d)
Net investment income	.74	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate(e)	12%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Calculated based upon average shares outstanding during the year.
(c)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

26	Visit our website at www.strategicpartners.com

Class A
Year Ended October 31,
2003(b)	2002(b)	2001	2000(b)	1999

$14.08	$17.29	$22.08	$22.42	$18.33

.14	.07	.13	.19	.27
1.89	(2.53)	(4.01)	.71	3.97

2.03	(2.46)	(3.88)	.90	4.24

(.04)	—	—	(.17)	(.15)
—	(.75)	(.91)	(1.07)	—

(.04)	(.75)	(.91)	(1.24)	(.15)

$16.07	$14.08	$17.29	$22.08	$22.42

14.44%	(15.07)%	(18.25)%	3.92%	23.30%

$41,889	$41,011	$53,269	$72,185	$61,036
$40,463	$49,279	$63,061	$67,362	$52,732

1.72%	1.64%	1.60%	1.52%	1.61%
1.47%	1.39%	1.35%	1.27%	1.36%
.97%	.42%	.62%	.84%	1.35%

23%	35%	115%	33%	21%

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	27

Financial Highlights (Unaudited)

Cont’d

	Class B
	Six Months Ended April 30, 2004(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.58

Income from investment operations
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.70

Total from investment operations	1.69

Less dividends and distributions
Dividends from net investment income
Distributions from net realized gains	(.03)
Total dividends and distributions	—

	(.03)

Net asset value, end of period	$17.24

Total Return(a):	10.83%
Ratios/Supplemental Data:
Net assets, end of period (000)	$37,774
Average net assets (000)	$36,774
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.34	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.34	%(c)
Net investment income (loss)	(.09	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Calculated based upon average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

28	Visit our website at www.strategicpartners.com

Class B
Year Ended October 31,
2003(b)	2002(b)	2001	2000(b)	1999

$13.71	$16.99	$21.88	$22.23	$18.18

.03	(.05)	(.03)	.02	.12
1.84	(2.48)	(3.95)	.71	3.94

1.87	(2.53)	(3.98)	.73	4.06

—	—	—	(.01)	(.01)
—	(.75)	(.91)	(1.07)	—

—	(.75)	(.91)	(1.08)	(.01)

$15.58	$13.71	$16.99	$21.88	$22.23

13.64%	(15.77)%	(18.93)%	3.22%	22.34%

$33,651	$37,636	$55,620	$86,451	$101,043
$33,581	$49,420	$74,063	$99,106	$98,842

2.47%	2.39%	2.35%	2.27%	2.36%
1.47%	1.39%	1.35%	1.27%	1.36%
.20%	(.33)%	(.13)%	.07%	.59%

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	29

Financial Highlights (Unaudited)

Cont’d

	Class C
	Six Months Ended April 30, 2004(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.60

Income from investment operations
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.66

Total from investment operations	1.69

Less dividends and distributions
Dividends from net investment income	(.03)
Distributions from net realized gains	—

Total dividends and distributions	(.03)

Net asset value, end of period	$17.26

Total Return(a):	10.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,516
Average net assets (000)	$10,033
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.34	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.34	%(c)
Net investment income (loss)	.32	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Calculated based upon average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.strategicpartners.com

Class C
Year Ended October 31,
2003(b)	2002(b)	2001	2000(b)	1999

$13.73	$17.00	$21.88	$22.23	$18.18

.03	(.05)	(.03)	.02	.11
1.84	(2.47)	(3.94)	.71	3.95

1.87	(2.52)	(3.97)	.73	4.06

—	—	—	(.01)	(.01)
—	(.75)	(.91)	(1.07)	—

—	(.75)	(.91)	(1.08)	(.01)

$15.60	$13.73	$17.00	$21.88	$22.23

13.62%	(15.70)%	(18.89)%	3.22%	22.34%

$7,438	$7,850	$11,306	$17,755	$18,078
$6,988	$9,978	$14,599	$18,082	$15,815

2.47%	2.39%	2.35%	2.27%	2.36%
1.47%	1.39%	1.35%	1.27%	1.36%
.18%	(.34)%	(.15)%	.07%	.59%

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	31

Financial Highlights (Unaudited)

Cont’d

	Class Z
	Six Months Ended April 30, 2004(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.17

Income from investment operations
Net investment income	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.75

Total from investment operations	1.83

Less dividends and distributions
Dividends from net investment income	(.18)
Distributions from net realized gains	—

Total dividends and distributions	(.18)

Net asset value, end of period	$17.82

Total Return(a):	11.40%
Ratios/Supplemental Data:
Net assets, end of period (000)	$340,341
Average net assets (000)	$340,768
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.34	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.34	%(c)
Net investment income	.88	% (c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Calculated based upon average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.strategicpartners.com

Class Z
Year Ended October 31,
2003(b)	2002(b)	2001	2000(b)	1999

$14.17	$17.39	$22.15	$22.48	$18.38

.18	.11	.20	.25	.31
1.90	(2.55)	(4.05)	.71	3.99

2.08	(2.44)	(3.85)	.96	4.30

(.08)	(.03)	—	(.22)	(.20)
—	(.75)	(.91)	(1.07)	—

(.08)	(.78)	(.91)	(1.29)	(.20)

$16.17	$14.17	$17.39	$22.15	$22.48

14.76%	(14.91)%	(18.08)%	4.24%	23.62%

$310,521	$269,625	$306,278	$405,340	$353,292
$276,808	$308,825	$375,390	$391,289	$308,917

1.47%	1.39%	1.35%	1.27%	1.36%
1.47%	1.39%	1.35%	1.27%	1.36%
1.22%	.68%	.89%	1.09%	1.59%

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

DIRECTORS

David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Jonathan D. Shain, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Bank of Ireland Asset Management (U.S.) Limited	75 Holly Hill Lane Greenwich, CT 06830

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Strategic Partners International Value Fund
Share Class	A	B	C	Z
NASDAQ	PISAX	PISBX	PCISX	PISZX
CUSIP	743969503	743969602	743969701	743969800

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of April 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents online, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via
e-mail when new materials are available. You can cancel your enrollment or change your
e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners International Value Fund
Share Class	A	B	C	Z
NASDAQ	PISAX	PISBX	PCISX	PISZX
CUSIP	743969503	743969602	743969701	743969800

MFSP115E2    IFS-A092806    Ed. 06/2004

Item 2 – Code of Ethics – – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item	11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prudential World Fund, Inc.

By (Signature and Title) *	/s/ Jonathan D. Shain
Jonathan D. Shain
Secretary

Date June 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 29, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 29, 2004

*	Print the name and title of each signing officer under his or her signature.